Trade and Other Receivables, Net - Schedule of Trade and Other Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade receivables from customers	$ 62.6	$ 62.9
Interest receivable from invested customer trust funds	0.9	1.7
Other	5.5	3.7
Total gross receivables	69.0	68.3
Less: reserve for sales adjustments	(3.8)	(4.7)
Less: allowance for doubtful accounts	(1.3)	(1.3)
Trade and other receivables, net	$ 63.9	$ 62.3